Fees and Expenses	Oct. 31, 2025
KraneShares Global Carbon Strategy ETF
Prospectus [Line Items]
Expense Narrative [Text Block]
4.	In the Prospectus for each Fund, the fifth and sixth sentences of the second footnote to the fee table under the “Fees and Expenses of the Fund” section are deleted.

KraneShares European Carbon Allowance Strategy ETF
Prospectus [Line Items]
Expense Narrative [Text Block]
4.	In the Prospectus for each Fund, the fifth and sixth sentences of the second footnote to the fee table under the “Fees and Expenses of the Fund” section are deleted.

KraneShares California Carbon Allowance Strategy ETF
Prospectus [Line Items]
Expense Narrative [Text Block]
4.	In the Prospectus for each Fund, the fifth and sixth sentences of the second footnote to the fee table under the “Fees and Expenses of the Fund” section are deleted.